Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 83,169	$ 86,384
Allowance for credit losses	(26,850)	(26,617)
Accounts receivable, net	$ 56,319	$ 59,767